Investment Strategy	Mar. 31, 2026
Touchstone Dynamic Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization growth U.S. listed companies. The Fund’s 80% policy is a nonfundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.For purposes of the Fund, a large capitalization growth company will typically be a company that is a constituent of the Russell 1000® Growth Index at the time of purchase. Constituent companies of the Russell 1000® Growth Index have a market capitalization between approximately $2.5 billion and $4.8 trillion, as of June 30, 2026. The constituent companies of the Russell 1000® Growth Index will change with market conditions.The Fund’s sub-adviser, Los Angeles Capital Management LLC (“Los Angeles Capital”), employs a quantitative investment process for security selection and risk management. Los Angeles Capital’s Dynamic Alpha Stock Selection Model® (the “Model”) is a proprietary quantitative model used to build equity portfolios that adapt to market conditions. The Model considers a range of valuation, earnings, financial, market, and management characteristics to identify current drivers of return. Los Angeles Capital believes that investor attitudes towards key investment risks change over the course of a market cycle and are a key determinant in explaining security returns. Utilizing these characteristics, Los Angeles Capital seeks to construct a forward-looking portfolio designed to manage risk and adapt to changing market conditions.By including fundamental data inputs measuring a company’s valuation, earnings, financial, market, and management characteristics for a universe of U.S. equity securities and, through the use of statistical tools, the Model estimates expected returns based on each security’s risk characteristics and the expected return to each characteristic in the current market environment. Return forecasts are developed through a three-step process. ●First, the research process measures each security’s exposure to different risk factors through an analysis of financial statements, earnings forecasts, and statistical properties of historic stock returns. ●Second, the Model determines the “risk premium” or price of each risk factor through a rigorous attribution and statistical analysis of the returns related to each of the risk factors over the recent past. ●Third, return forecasts are developed by combining each company’s exposure with the “risk premium” associated with each risk factor. Risk factors taken into account can change over time. Security weights are assigned through an integrated optimization process that is model driven, which identifies the portfolio with the highest expected return for an acceptable level of risk. The Fund’s portfolio is rebalanced periodically using the quantitative Model. Los Angeles Capital seeks to generate incremental investment returns above the Fund’s benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it may sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company’s merits. As economic conditions change and investor risk preferences evolve, Los Angeles Capital’s forecasts will change accordingly. The Fund's portfolio will typically hold up to 120 securities at time of rebalance. The Fund’s portfolio will be rebalanced periodically to reflect changes in investor preferences as measured by Los Angeles Capital’s factor forecasts. If a security no longer has the risk characteristics Los Angeles Capital believes investors are favoring, Los Angeles Capital may sell that stock. As economic conditions change and investor risk preferences evolve, Los Angeles Capital’s forecasts for these and other factors will change accordingly. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund, a large capitalization growth company will typically be a company that is a constituent of the Russell 1000® Growth Index at the time of purchase. Constituent companies of the Russell 1000® Growth Index have a market capitalization between approximately $2.5 billion and $4.8 trillion, as of June 30, 2026. The constituent companies of the Russell 1000® Growth Index will change with market conditions.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s sub-adviser, Los Angeles Capital Management LLC (“Los Angeles Capital”), employs a quantitative investment process for security selection and risk management. Los Angeles Capital’s Dynamic Alpha Stock Selection Model® (the “Model”) is a proprietary quantitative model used to build equity portfolios that adapt to market conditions. The Model considers a range of valuation, earnings, financial, market, and management characteristics to identify current drivers of return. Los Angeles Capital believes that investor attitudes towards key investment risks change over the course of a market cycle and are a key determinant in explaining security returns. Utilizing these characteristics, Los Angeles Capital seeks to construct a forward-looking portfolio designed to manage risk and adapt to changing market conditions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization growth U.S. listed companies. The Fund’s 80% policy is a nonfundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.
Touchstone Flexible Income Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as investment grade corporate bonds, high yield bonds (i.e., junk bonds), preferred stocks, municipal bonds, and U.S. Treasuries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.The Fund’s sub-adviser, Bramshill Investments LLC (“Bramshill” or the “Sub-Adviser”), implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. Bramshill seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.Bramshill seeks to maintain the Fund’s portfolio at an average credit rating of investment grade, but may invest up to 40% of Fund assets in high yield bonds (i.e., junk bonds), which are defined as debt securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 25% of Fund assets in fixed income exchange-traded funds (“ETFs”) and foreign issuers of U.S. dollar denominated fixed income securities. Additionally, the Fund may invest up to 15% of its total assets in foreign-issued debt securities of emerging market countries or emerging market domiciled corporations, denominated in either the U.S. dollar or a foreign currency. The Fund may invest in fixed-income securities of any duration or maturity. The Fund may also invest in fixed income closed-end funds, dividend-paying equities and other debt securities, including but not limited to U.S. government securities, variable- and floating-rate instruments, and mortgage- and asset-backed securities. Bramshill periodically shifts the portfolio’s duration opportunistically seeking to generate alpha in both falling and rising interest rate environments. In order to hedge certain risks, the Fund may invest in futures contracts, which are a type of derivative instrument. The Fund may engage in frequent and active trading as part of its principal investment strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s sub-adviser, Bramshill Investments LLC (“Bramshill” or the “Sub-Adviser”), implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. Bramshill seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as investment grade corporate bonds, high yield bonds (i.e., junk bonds), preferred stocks, municipal bonds, and U.S. Treasuries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.
Touchstone Focused Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.Equity securities include common stock and preferred stock. The Fund may invest in companies of any market capitalization in seeking to achieve its investment goal. These securities may be listed on an exchange or traded over-the-counter. In selecting securities for the Fund, the Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that: ●Are trading below its estimate of the companies’ intrinsic value; and ●Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.The Fund will generally hold the securities of 25 to 45 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries. The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals. The Fund’s investment strategy often involves overweighting the Fund’s position in the industry sectors which Fort Washington believes are mispriced in the market. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities include common stock and preferred stock.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, the Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that: ●Are trading below its estimate of the companies’ intrinsic value; and ●Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.
Touchstone Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid-cap U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. A mid-cap company is defined as a company, at the time of purchase, that has a market capitalization between $1.5 billion and $12 billion or falls within the range of market capitalizations represented in the Russell Midcap® Index between $2.5 billion and $92 billion as of June 30, 2026. The size of the companies in the Russell Midcap® Index will change with market conditions. The Fund invests primarily in stocks of domestic growth companies that the Fund’s sub-adviser, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a one to three year period. The Fund may also invest up to 20% of its total assets in foreign securities. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.The Fund generally will sell a security if one or more of the following occurs: Westfield’s predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock’s peer group is no longer attractive; or better risk/reward opportunities are found in other stocks. The Fund may engage in frequent and active trading and focus on a particular market sector as part of its principal investment strategy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A mid-cap company is defined as a company, at the time of purchase, that has a market capitalization between $1.5 billion and $12 billion or falls within the range of market capitalizations represented in the Russell Midcap® Index between $2.5 billion and $92 billion as of June 30, 2026.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in stocks of domestic growth companies that the Fund’s sub-adviser, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a one to three year period. The Fund may also invest up to 20% of its total assets in foreign securities. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid-cap U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.
Touchstone Non-US Equity Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds (“ETFs”) that invest in equity securities. A “Non-U.S. company” is defined as any company that is organized in or has substantial business activities outside the United States of America (i.e., securities of issuers that during the issuer’s most recent fiscal year derived at least 50% of its revenue or profits from goods produced or sold, investments made, or services performed outside the U.S. or that have at least 50% of its assets outside the U.S.).The Fund’s sub-adviser, Rockefeller & Co., LLC (“Rockefeller”), selects investments for the Fund based on evaluation of six key characteristics: potential competitive advantages, end market growth, management quality, improvement, valuation, and balance sheet strength. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations. Rockefeller believes that integrating ESG analysis into the investment process provides additional insight into a company’s long-term competitive edge and helps identify risks and opportunities that financial analysis might not fully consider. In selecting investments for the Fund’s portfolio, Rockefeller assesses each company’s environmental, social, and governance profile, with an emphasis on ESG issues deemed material by Rockefeller to the risk and return profile of the company. Rockefeller performs this ESG evaluation of each company using proprietary quantitative methods when data is available and qualitative analysis when material.The Fund invests in securities of any size, but generally focuses on larger, more established companies with market capitalizations over $4 billion. The Fund invests primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Emerging markets are defined as those countries not included in the MSCI World Index, a developed market index. As of June 30, 2026, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds (“ETFs”) that invest in equity securities. A “Non-U.S. company” is defined as any company that is organized in or has substantial business activities outside the United States of America (i.e., securities of issuers that during the issuer’s most recent fiscal year derived at least 50% of its revenue or profits from goods produced or sold, investments made, or services performed outside the U.S. or that have at least 50% of its assets outside the U.S.).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s sub-adviser, Rockefeller & Co., LLC (“Rockefeller”), selects investments for the Fund based on evaluation of six key characteristics: potential competitive advantages, end market growth, management quality, improvement, valuation, and balance sheet strength. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations. Rockefeller believes that integrating ESG analysis into the investment process provides additional insight into a company’s long-term competitive edge and helps identify risks and opportunities that financial analysis might not fully consider. In selecting investments for the Fund’s portfolio, Rockefeller assesses each company’s environmental, social, and governance profile, with an emphasis on ESG issues deemed material by Rockefeller to the risk and return profile of the company. Rockefeller performs this ESG evaluation of each company using proprietary quantitative methods when data is available and qualitative analysis when material.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.
Touchstone Sands Capital Emerging Markets Growth Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets (including borrowings for investment purposes) in equity and equity-related securities issued by companies in “emerging” or “frontier” market countries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts. Emerging or frontier market companies are companies of any size that are economically tied to emerging or frontier markets.The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in, an emerging or frontier market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries. The Fund generally invests in a portfolio of 30 to 50 issuers selected on the basis of “bottom-up” research undertaken by the sub-adviser, Sands Capital Management, LLC (“Sands Capital”).The Fund classifies emerging markets as those countries not included in the MSCI World Index, a developed market index. As of June 30, 2026, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets. The Fund classifies frontier markets as those countries included in the MSCI Frontier Markets Index. As of June 30, 2026, the countries in the MSCI Frontier Markets Index included: Bahrain, Bangladesh, Benin, Burkina Faso, Croatia, Estonia, Guinea-Bissau, Iceland, Ivory Coast, Jordan, Kazakhstan, Kenya, Latvia, Lithuania, Mauritius, Mali, Morocco, Niger, Oman, Pakistan, Romania, Senegal, Serbia, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam. Sands Capital uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors. Sands Capital looks for companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages, such as profitability, superior quality, or distribution relative to competitors, or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market, and business prospects. As an integral part of the evaluation of a company, Sands Capital considers corporate governance, social, and environmental factors (collectively, “ESG”) when it believes such factors may be material to the long-term shareowner value creation potential of the company. Sands Capital utilizes proprietary ESG-related research to enhance its evaluation of portfolio businesses. The relevance and materiality of ESG factors vary and are highly dependent on the region, country, industry, and company. Sands Capital’s analysis of these factors is integrated into the investment decision making process to the extent it believes they may affect a company’s value creation potential. Sands Capital generally intends for the Fund’s investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. Sands Capital generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Emerging or frontier market companies are companies of any size that are economically tied to emerging or frontier markets.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in, an emerging or frontier market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries. The Fund generally invests in a portfolio of 30 to 50 issuers selected on the basis of “bottom-up” research undertaken by the sub-adviser, Sands Capital Management, LLC (“Sands Capital”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets (including borrowings for investment purposes) in equity and equity-related securities issued by companies in “emerging” or “frontier” market countries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.
Touchstone Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in income producing fixed income securities. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior written notice to shareholders. Income producing securities generally include corporate debt securities, mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and preferred stocks. The Fund may engage in frequent and active trading as part of its principal investment strategies. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income. In selecting individual securities for the Fund, Fort Washington applies a rigorous bottom-up security selection process. A key characteristic of this process is the identification and implementation of high conviction ideas that can result in meaningful alpha generation. Fort Washington utilizes a variety of proprietary tools to assist with security screening and analysis.A starting point for Fort Washington’s identification of attractive opportunities is the quantification of return potential along with associated risk. Fort Washington seeks to identify opportunities with the highest level of expected return relative to the risk. Fort Washington quantifies risk as downside risk (i.e., what can happen in a recession), not volatility. The quantification of risk and reward are an important part of the investment process that is combined with the company specific credit analysis. In building the Fund’s portfolio, Fort Washington invests at least 50% of the Fund’s portfolio in investment-grade rated debt securities. The Fund may also invest up to 50% of the Fund’s portfolio in non-investment-grade debt securities. Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund’s investment policies are based on credit ratings at the time of purchase. The proportion of non-investment grade debt is influenced by the top-down component of Fort Washington’s investment process that assesses the current macro environment focusing on trends in the global economy, financial conditions, sentiment, and valuation. Generally, the exposure to non-investment grade debt increases when credit spreads are wide, taking account of economic growth, financial conditions, and sentiment. The Fund may also invest up to 20% of its total assets in emerging markets debt securities denominated in either the U.S. dollar or a foreign currency. Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and reverse repurchase agreements, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations. Outside of the Fund’s policy to invest at least 80% of its assets in income producing fixed-income securities, the Fund may also invest up to 20% of its assets in public equities. The Fund will generally sell a security if the price/yield no longer adequately compensates for the risk profile or if there is a change to allocation between sectors based on relative value.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Income producing securities generally include corporate debt securities, mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and preferred stocks.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income. In selecting individual securities for the Fund, Fort Washington applies a rigorous bottom-up security selection process. A key characteristic of this process is the identification and implementation of high conviction ideas that can result in meaningful alpha generation. Fort Washington utilizes a variety of proprietary tools to assist with security screening and analysis.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in income producing fixed income securities.